Share-based Compensation - Summary of Allocated Share-based Compensation Expense (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	¥ 57,981,487	$ 8,433,058	¥ 64,055,851	¥ 22,133,620
Sales and Marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	5,641,771	820,562	1,890,690	690,486
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	38,586,741	5,612,209	42,848,932	18,986,103
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	¥ 13,752,975	$ 2,000,287	¥ 19,316,229	¥ 2,457,031